Investment in Salt Tequila USA, LLC (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Payment of investment		$ (150,000)	$ (250,000)
Investment percentage	22.50%
Salt [Member]
Ownership interest	15.00%		15.00%
Equity stake percentage	37.50%		37.50%
Stock sale description	The agreement is for $1,000,000 to be paid in 4 tranches of $250,000 and entitles us to additional equity interest in Salt Tequila USA, LLC as follows: • Tranche 1 – 7.5% • Tranche 2 – 5.0% • Tranche 3 – 5.0% • Tranche 4 – 5.0%		The agreement is for $1,000,000 to be paid in 4 tranches of $250,000 and entitles us to additional equity interest in Salt Tequila USA, LLC as follows: • Tranche 1 – 7.5% • Tranche 2 – 5.0% • Tranche 3 – 5.0% • Tranche 4 – 5.0%
Payment of investment			$ (250,000)
Investment percentage			22.50%